Accounts receivable, net (Details) - USD ($)	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Credit Loss [Abstract]
Accounts receivable	$ 790,626	$ 353,703	$ 194,138	$ 264,749
Less: Allowance for doubtful accounts			0	0
Total accounts receivable, net	$ 790,626	$ 353,703	$ 194,138	$ 264,749